Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Cash flows from operating activities
Net Loss		$ (110,328)	$ (126,714)		$ (110,137)
Adjustments for non-cash items:
Depreciation and amortization		261,372	268,166		279,831
Unrealized foreign exchange loss / (gain)		4,383	(5,450)		197
Deferred tax benefit		(96,993)	(61,142)		(27,417)
Interest expense / (income), net		74,282	12,492		(2,899)
Share based compensation		101,770
Other (income) / expense, net		(232,539)	21,957		7,904
Impairment expense on intangible assets		324,145	130,420		88,792
Allowance for credit losses and other		15,102	54,217		52,044
Gain on disposal of subsidiaries and other assets, net		0	(13,137)		(4,777)
Non-cash lease expense		9,523	10,562		11,518
Movements in working capital:
Accounts receivable, net		(42,592)	(46,493)		(30,955)
Prepaid expenses, other current assets, and related party receivables		3,456	18,171		(2,186)
Settlement receivables, net		58,896	37,640		(44,081)
Accounts payable, other liabilities, and related party payables		(25,733)	(27,767)		(250)
Funds payable and amounts due to customers		(95,890)	135,037		85,067
Income tax payable / (receivable)		(24,386)	1,150		(13,604)
Net cash flows provided by operating activities		224,468	409,109		289,047
Cash flows from investing activities
Purchase of property, plant & equipment		(5,616)	(5,386)		(9,657)
Purchase of merchant portfolios		(63,906)	(21,047)		(89,441)
Purchase of other intangible assets		(78,227)	(60,486)		(61,005)
Acquisition of businesses, net of cash acquired		(263,520)	(9,180)
Net cash inflow (outflow) on disposal of subsidiaries			44,877		(454)
Net cash flows used in investing activities		(411,269)	(51,222)		(160,557)
Cash flows from financing activities
Net cash inflow from reorganization and recapitalization		1,167,874
Payment of equity issuance costs		(151,722)
Proceeds from loans and borrowings		2,962,112	270,481		189,802
Repayment of loans and borrowings		(3,433,206)	(361,991)		(128,789)
Cash outflow on foreign exchange forward contract		(6,504)
Payment of refinancing costs		(7,077)
Proceeds under line of credit		600,000	353,867		74,363
Repayments under line of credit		(600,000)	(328,230)		(50,000)
Payments under derivative financial instruments		(48,457)	(3,907)		(6,662)
Contingent consideration received		7,942
Contingent consideration paid		(7,681)	(5,689)		(6,037)
Net cash flows provided by / (used in) financing activities		483,281	(75,469)		72,677
Effect of foreign exchange rate changes		(88,614)	99,073		(15,756)
Increase / (decrease) in cash and cash equivalents, including customer accounts and other restricted cash, net during the year		207,866	381,491		185,411
Cash and cash equivalents, including customer accounts and other restricted cash, net at beginning of the year	[1]	1,763,852	1,382,361		1,199,738
Cash and cash equivalents, including customer accounts and other restricted cash, net at end of the year		1,971,718	1,763,852	[1]	1,382,361	[1]
Supplemental cash flow disclosures:
Cash paid for interest		91,545	154,373		167,458
Cash paid for Income taxes, net		36,269	793		24,497
Cash and cash equivalents		313,439	387,616		234,617
Customer accounts and other restricted cash, net		1,658,279	1,376,236		1,150,532
Total cash and cash equivalents, including customer accounts and other restricted cash, net		$ 1,971,718	$ 1,763,852		$ 1,385,149

[1]	Cash and cash equivalents, including customer accounts and other restricted cash, as of January 1, 2020 decreased by $2,788 as a result of the cumulative-effect adjustment to Customer accounts and other restricted cash for the adoption of the ASC 326 Financial Instruments - Credit Losses (See Note 1).